Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income	$ 1,688,859	$ 2,018,994
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	378,594	379,864
Loss on disposal of property, plant and equipment	94	16
Interest income	(6,522)
Net investment gain	(99,574)	(103,244)
Reversal for doubtful accounts of receivables and prepayments	(33,519)	(24,828)
Provision (reversal) of obsolete inventories provision	6,783	(66,977)
Deferred income tax	242,296	306,736
Changes in operating assets and liabilities:
Short-term investment	(174,379)	205,810
Accounts receivable	934,525	(1,992,120)
Accounts receivable from related parties	186,223	(301,507)
Advances to suppliers	(848,649)	280,233
Deferred offering cost	(335,898)	(361,327)
Inventory, net	397,603	(378,029)
Prepaid expenses and other current assets	(673,019)	35,169
Due from related party	708	301
Accounts payable	172,025	(35,226)
Deferred revenue	(58,463)	(15,780)
Taxes payable	159,464	149,393
Due to related parties	2,843
Accrued expenses and other current liabilities	(7,144)	(54,212)
Net cash provided by operating activities	1,932,850	43,266
Investing Activities
Advance payment for software development	(285,346)
Loan to a third party	(144,925)
Purchases of Held-to-maturity investments	(2,463,732)
Redeem of Held-to-maturity Investments	2,028,956
Net cash used in investing activities	(865,047)
Effect of exchange rate changes on cash and cash equivalents	17,531	(6,661)
Net increase in cash and cash equivalents	1,085,334	36,605
Cash and cash equivalents at beginning of year	776,220	739,615
Cash and cash equivalents at end of year	1,861,554	776,220
Supplemental disclosures of cash flow information:
Cash paid for income taxes	26,300	64,463
Non-cash investing activities:
Increase in accrued expenses for deferred offering costs		$ 39,494